GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111


VIA EDGAR TRANSMISSION

Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Great-West Variable Annuity Account A of
         Great-West Life & Annuity Insurance Company
         Certification Pursuant to Rule 497(j) under the Securities Act of 1933 File No. 811-01737

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for Great-West Variable Annuity Account A (the "Account") pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

          1. the form of the prospectus and Part II that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 30 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement; and

          2. the text of Amendment No. 30 to the Account's registration statement on Form N-1, the most recent amendment to the Account's registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 26, 2005.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Great-West Variable Annuity Account A of
Great-West Life & Annuity Insurance Company
(Registrant)

By: /s/ Ryan L. Logsdon

Ryan L. Logsdon
Associate Counsel
Great-West Life & Annuity Insurance Company